UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Real Estate High Income

Fund

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-617-563-6414, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on the fund, including charges and expenses, call Jeff Gandel at 617-563-6414 for a free prospectus. Read it carefully before you invest or send money.

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 1.4%
	Principal Amount	Value (Note 1)
Healthcare - 0.5%
Fountain View, Inc. 9.25% 8/19/08 (c)	$ 1,583,630	$ 1,575,712
Hotels - 0.9%
Times Square Hotel Trust 8.528% 8/1/26 (d)	2,692,896	2,787,148
TOTAL NONCONVERTIBLE BONDS (Cost $3,957,643)		4,362,860
Asset-Backed Securities - 4.0%

ABSC NIMS Trust:
Series 2003-HE4 Class A, 7% 8/17/33 (d)	1,936,751	1,946,435
Series 2003-HE5 Class A, 7% 8/17/33 (d)	1,111,356	1,116,912
Series 2004-HE1 Class A, 7% 1/17/34	1,655,557	1,663,834
Cayman ABSC NIMS Trust Series 2004-HE2 Class A1, 6.75% 4/25/34 (d)	1,135,000	1,140,675
CS First Boston Mortgage Securities Corp. NIMS Trust 5.25% 4/27/34	1,950,227	1,945,352
GS Mortgage Securities Corp.:
5.1% 5/25/34 (e)	1,305,000	1,180,011
5.5% 11/25/32 (d)	485,194	484,514
Home Equity Asset Trust Series 2003-6 Class NIMS 22, 6.5% 3/27/34 (d)	421,246	421,246
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (d)	106,952	107,487
Series 2003-3N Class A, 8% 9/27/33 (d)	184,321	185,243
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (d)	1,722,500	1,722,500
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (d)	13,594	13,624
OMI Trust Series 2002-B Class A4, 7.09% 6/15/32	1,100,000	997,306
TOTAL ASSET-BACKED SECURITIES (Cost $12,818,489)		12,925,139
Collateralized Mortgage Obligations - 6.9%
	Principal Amount	Value (Note 1)
Private Sponsor - 5.2%
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (d)(e)	$ 890,971	$ 702,196
Class B4, 6.61% 7/25/32 (d)(e)	1,782,912	951,629
Class B5, 6.61% 7/25/32 (d)(e)	1,311,776	217,263
Series 2002-R2 Class 2B4, 4.8568% 7/25/33 (d)(e)	142,839	61,108
Series 2002-R3:
Class B3, 5.75% 8/25/43 (d)	819,618	610,615
Class B4, 5.75% 8/25/43 (d)	465,426	240,712
Class B5, 5.75% 8/25/43 (d)	1,143,979	174,457
Series 2003-40:
Class B3, 4.5% 10/25/18	242,143	200,373
Class B4, 4.5% 10/25/18	96,857	69,616
Class B5, 4.5% 10/25/18	329,361	95,515
Series 2003-R1:
Class 2B4, 4.7833% 2/25/43 (d)(e)	111,999	46,147
Class 2B5, 4.7833% 2/25/43 (d)(e)	537,719	73,395
Series 2003-R2 Class B3, 5.5% 5/25/43 (d)	775,588	552,364
Series 2003-R3 Class B3, 5.5% 11/25/33	737,567	525,517
Credit-Based Asset Servicing and Securitization LLC Series 2004-AN Class A, 5% 9/27/36	1,319,853	1,306,655
CS First Boston Mortgage Securities Corp. Series 2002-26:
Class 4B3, 7% 10/25/17	361,336	349,457
Class 4B4, 7% 10/25/17 (d)	108,639	79,863
Class 4B5, 7% 10/25/17 (d)	189,014	106,437
Class 4B6, 7% 10/25/17 (d)	126,836	19,025
DLJ Mortgage Acceptance Corp. Series 1996-TD:
Class C, 6.465% 9/29/23 (d)(e)	7,615	7,679
Class D, 6.465% 9/29/23 (d)(e)	11,472	9,752
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (d)	644,859	660,578
Class B2, 7% 2/19/30 (d)	552,737	559,128
Class B4, 7% 2/19/30 (d)	145,482	51,646
Residential Accredit Loans, Inc. Series 2001-QS6:
Class B1, 6.5% 5/25/16 (d)	174,694	154,904
Class B2, 6.5% 5/25/16 (d)	87,387	66,291
Class B3, 6.5% 5/25/16 (d)	133,658	27,574
Residential Asset Mortgage Products, Inc. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (d)	196,571	145,339
Residential Asset Securitization Trust Series 1999-A2 Class B4, 6.25% 3/25/14 (d)	191,256	188,295
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2002-A:
Class B10, 17.3% 10/10/34 (e)	$ 1,518,473	$ 1,564,028
Class B9, 13.3% 10/10/34 (e)	2,429,852	2,502,748
Series 2003-B Class B9, 13.05% 7/10/35 (d)(e)	1,725,139	1,807,547
Resix Finance Ltd. floater:
Series 2003-D Class B9, 12.6% 12/10/35 (d)(e)	496,604	528,375
Series 2004-A:
Class B7, 5.35% 2/10/36 (d)(e)	498,872	498,871
Class B9, 10.1% 3/10/36 (d)(e)	812,164	826,598
Series 2004-B:
Class B8, 5.85% 2/10/36 (d)(e)	216,000	216,000
Class B9, 9.35% 2/10/36 (d)(e)	706,000	706,000
TOTAL PRIVATE SPONSOR		16,903,697
U.S. Government Agency - 1.7%
Fannie Mae REMIC Trust Series 2001-W3 Subordinate REMIC Pass-Through Certificates:
Class B3, 7% 9/25/41	868,377	707,184
Class B4, 7% 9/25/41	475,562	269,733
Class B5, 7% 9/25/41	1,541,782	278,003
Fannie Mae REMIC Trust Series 2002-W1 Subordinate REMIC Pass-Through Certificates:
Class 3B3, 4.5489% 2/25/42 (d)(e)	177,801	118,599
Class 3B5, 4.6919% 2/25/42 (d)(e)	188,443	25,825
Class B4, 6% 2/25/42 (d)	1,233,809	647,364
Class B5, 6% 2/25/42 (d)	1,119,096	169,963
Fannie Mae REMIC Trust Series 2002-W6 Subordinate REMIC Pass-Through Certificates Class 3B4, 4.8828% 1/25/42 (d)(e)	141,451	66,327
Fannie Mae REMIC Trust Series 2003-W1 Subordinate REMIC Pass-Through Certificates:
Class B3, 5.75% 12/25/42	2,475,328	1,813,178
Class B4, 5.75% 12/25/42	1,514,607	742,157
Class B5, 5.75% 12/25/42	3,299,914	494,987
Fannie Mae REMIC Trust Series 2003-W10 Subordinate REMIC Pass-Through Certificates:
Class 2B4, 4.6141% 6/25/43 (e)	406,969	165,013
Class 2B5, 4.6141% 6/25/43 (e)	474,345	66,200
TOTAL U.S. GOVERNMENT AGENCY		5,564,533
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,790,028)		22,468,230
Commercial Mortgage Securities - 79.2%
	Principal Amount	Value (Note 1)
Anthracite CDO I Ltd. sequential pay Series 2002-CIBA Class E, 9.314% 5/24/37 (d)	$ 1,500,000	$ 1,540,500
Artesia Mortgage CMBS, Inc.:
floater Series 1998-C1 Class F, 7.0262% 6/25/30 (d)(e)	4,513,000	4,483,736
Series 1998-C1 Class NR, 6.4812% 6/25/30 (d)(e)	479,202	56,306
Asset Securitization Corp.:
Series 1997-D4:
Class B1, 7.525% 4/14/29	2,000,000	2,174,737
Class B2, 7.525% 4/14/29	675,000	525,856
Series 1997-D5:
Class A8, 10.115% 2/14/43	2,814,197	3,188,133
Class PS1, 1.7349% 2/14/43 (e)(f)	25,278,461	1,539,059
Atherton Franchise Loan Funding LLP Series 1998-A:
Class E, 8.25% 5/15/20 (b)(d)	1,500,000	52,500
Class F, 7.44% 11/15/14 (b)(d)	2,000,000	20,000
Banc of America Commercial Mortgage, Inc.:
Series 2003-1 Class J, 4.9% 9/11/36 (d)	1,240,000	1,045,717
Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)	526,010	499,400
Class BWE, 7.226% 10/11/37 (d)	709,624	673,753
Class BWF, 7.55% 10/11/37 (d)	627,000	595,293
Class BWG, 8.155% 10/11/37 (d)	607,000	569,713
Class BWH, 9.073% 10/11/37 (d)	316,350	302,066
Class BWJ, 9.99% 10/11/37 (d)	524,850	501,023
Class BWK, 10.676% 10/11/37 (d)	411,000	391,255
Class BWL, 10.1596% 10/11/37 (d)	692,500	606,881
Bear Stearns Commercial Mortgage Securities, Inc. Series 1999-C1 Class H, 5.64% 2/14/31 (d)	1,475,030	933,900
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (d)	660,000	612,488
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.74% 8/1/24 (d)(e)	298,909	257,061
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 1.6942% 10/25/22 (d)(e)	329,312	102,087
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class H, 8.85% 12/12/13 (d)(e)	1,064,570	883,593
Series 1998-1 Class F, 6.56% 5/18/30 (d)	5,000,000	4,483,500
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (d)	4,000,000	3,743,954
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
COMM floater Series 2000-FL2A Class F, 2.19% 4/15/11 (d)(e)	$ 2,860,000	$ 2,831,400
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (d)	7,175,000	6,121,172
Series 1999-C2:
Class G, 6% 11/17/32	4,575,000	4,177,503
Class H, 6% 11/17/32	4,372,000	3,833,906
Class X, 0.6589% 11/17/32 (e)(f)	94,324,420	2,947,808
Commercial Mortgage pass thru certificates Series 2000-C1 Class G, 6.85% 8/15/33 (d)	2,100,000	1,922,269
Crest Clarendon Street 2002-1 Ltd./Crest Clarendon 2002-1Corp. Series 2002-1A Class D, 9% 12/28/35 (d)	2,500,000	2,508,488
Crest Dartmouth Street 2003 1 Ltd./Crest Dartmouth Street 2003 1 Corp. Series 2003-1A Class D, 9% 6/28/38 (d)	4,100,000	4,147,567
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (d)	1,330,000	1,264,695
Crest Ltd. Series 2000-1A Class D, 10% 8/31/36 (d)	2,200,000	1,430,000
CS First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (d)(e)	3,190,000	1,064,327
Series 1998-C2:
Class F, 6.75% 11/11/30 (d)	6,172,000	5,523,710
Class G, 6.75% 11/11/30 (d)	1,065,000	776,876
Series 2000-FL1A:
Class F, 3.869% 12/15/09 (d)(e)	1,018,000	865,300
Class G, 3.869% 12/15/09 (d)(e)	1,391,267	1,057,363
Class H, 3.869% 12/15/09 (d)(e)	1,414,342	746,949
Class J, 3.869% 12/15/09 (d)(e)	1,003,070	70,215
Class K, 3.869% 12/15/09 (d)(e)	1,453,067	58,123
Series 2001-CK6 Class NW, 6.08% 1/15/15	2,050,000	906,485
Series 2001-CP4 Class H, 6% 12/15/35 (d)	2,470,000	2,224,315
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (d)(e)	6,026,000	4,410,749
Series 2002-TFLA Class AX, 1.1613% 11/18/12 (d)(e)(f)	87,052,474	955,575
Series 2004-TFLA Class AX, 1.693% 2/15/14 (d)(e)(f)	44,913,879	1,258,038
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class F, 7.5% 6/15/31	3,600,000	3,231,792
DLJ Mortgage Acceptance Corp. Series 1997-CF1 Class B3, 7.74% 5/15/30 (d)	954,934	28,648

	Principal Amount	Value (Note 1)
EQI Financing Partnership I LP Series 1997-1 Class C, 7.58% 2/20/17 (d)	$ 2,500,000	$ 2,571,643
First Chicago/Lennar Trust I:
Series 1997-CHL1 Class E, 7.9141% 4/29/39 (d)(e)	11,109,002	10,303,598
weighted average coupon Series 1997-CHL1 Class D, 7.9318% 4/29/39 (d)(e)	5,773,001	6,124,793
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (d)	3,700,000	3,491,297
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (d)	4,500,000	3,895,012
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 13.5% 6/1/16 (d)(e)	2,700,000	1,845,720
Global Signal Trust Series 2004-1:
Class F, 8.08% 1/15/34 (d)(e)	780,000	745,602
Class G, 10% 1/15/34 (d)(e)	720,000	689,695
GMAC Commercial Mortgage Securities, Inc.:
Series 1996-C1 Class F, 7.86% 11/15/06 (d)	1,286,000	1,397,499
Series 1999-C1 Class F, 6.02% 5/15/33 (d)	7,100,000	6,498,618
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class J, 5.234% 11/5/13 (d)(e)	1,000,000	828,030
GS Mortgage Securities Corp. II Series 1997-GL Class H, 8.0014% 7/13/30 (d)(e)	1,700,000	1,769,476
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (d)(e)	2,003,000	1,141,710
Class X, 1.7512% 10/15/32 (d)(e)(f)	29,980,716	1,648,939
Series 2001-FL1A Class H, 6.35% 7/13/13 (d)(e)	4,063,688	4,023,051
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29	7,810,000	7,168,575
Series 1999-C7:
Class F, 6% 10/15/35 (d)	2,415,000	2,261,720
Class G, 6% 10/15/35 (d)	13,273,000	8,470,430
Class H, 6% 10/15/35 (d)	1,991,000	1,188,348
Class NR, 6% 10/15/35 (d)	6,250,000	1,451,188
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9944% 4/25/21 (d)(e)	$ 716,257	$ 644,632
LTC Commercial Mortgage pass thru certificates Series 1998-1:
Class D, 6.96% 5/28/30 (d)	600,000	600,000
Class E, 7.792% 5/28/30 (d)	800,000	668,423
Meristar Commercial Mortgage Trust Series 1999-C1 Class X, 0.2154% 3/3/16 (d)(f)	45,885,000	412,437
Merrill Lynch Mortgage Trust Series 2002-MW1 Class H, 5.695% 7/12/34 (d)	1,475,000	1,318,685
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class F, 9.422% 10/15/13	645,000	607,409
Class G, 12.349% 10/15/13	465,000	442,059
Class IO, 7.6531% 1/15/18	999,296	467,991
Morgan Stanley Capital I, Inc.:
Series 1995-GAL1 Class E, 8.25% 8/15/27 (d)	4,214,352	4,401,364
Series 1997-HF1 Class G, 6.86% 7/15/29 (d)	2,010,000	2,013,400
Series 1997-RR:
Class C, 7.4384% 4/30/39 (d)(e)	2,470,128	2,555,601
Class D, 7.7384% 4/30/39 (d)(e)	2,070,112	2,144,062
Class E, 7.7384% 4/30/39 (d)(e)	2,170,117	2,249,573
Class G1, 7.7384% 4/30/39 (d)(e)	5,350,864	1,417,979
Series 1997-WF1 Class F, 6.83% 7/15/29 (d)	1,520,000	1,508,006
Series 1998-HF1 Class F, 7.18% 3/15/30 (d)	7,000,000	7,159,707
Series 1998-HF2:
Class F, 6.01% 11/15/30 (d)	5,935,000	6,190,205
Class G, 6.01% 11/15/30 (d)	8,985,745	8,412,454
Mortgage Capital Funding, Inc.:
Series 1997-MC2 Class F, 7.214% 11/20/27 (d)	9,381,364	9,569,358
Series 1998-MC3 Class F, 7.4871% 11/18/31 (d)(e)	4,300,000	4,187,125
Nationslink Funding Corp. Series 1998-2:
Class E, 7.105% 8/20/30	2,000,000	2,177,294
Class F, 7.105% 8/20/30 (d)	6,500,000	6,579,219
Class G, 5% 8/20/30 (d)	1,315,000	853,918
Nomura Asset Securities Corp.:
Series 1998-D6 Class B1, 6% 3/15/30 (d)	7,453,000	7,023,362
weighted average coupon Series 1994-MD1 Class B2, 10.793% 3/15/18 (b)(d)(e)	4,746,912	1,376,605

	Principal Amount	Value (Note 1)
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class L, 7.9% 11/15/26 (d)	$ 2,500,000	$ 2,742,969
Class M, 7.9% 11/15/26 (d)	5,862,000	6,451,635
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 6.991% 2/15/13 (d)(e)	3,765,000	3,546,748
Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)	4,130,000	3,895,829
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 0% 1/15/19 (d)(e)	1,450,000	506,050
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 1999-C1 Class H, 7% 5/18/32 (d)(e)	2,500,000	2,077,051
Series 2000-NL1 Class H, 7.0565% 10/15/30 (d)(e)	2,900,000	2,840,048
Series 1999-C1 Class G, 7.3558% 5/18/32 (d)(e)	5,412,500	4,975,060
TIAA Real Estate CDO 2002 1 Ltd./TIAA Real Estate CDO 2002 1 Corp. sequential pay Series 2002-1A Class IV, 6.84% 5/22/37 (d)	1,460,000	1,196,573
Trizechahn Office Properties Trust Series 2001-TZHA Class E4, 7.604% 5/15/16 (d)	500,000	510,065
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.2021% 10/18/31 (d)(e)	1,600,000	1,593,673
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $237,630,849)		256,977,297
Common Stocks - 0.0%
	Shares
Banks and Thrifts - 0.0%
CS First Boston Mortgage Securities Corp. warrants 4/26/04 (a)	6,236,357	62
Healthcare - 0.0%
Fountain View, Inc. (g)	869	14,564
Homebuilding/Real Estate - 0.0%
Newcastle Investment Holdings Corp. (d)	25,000	131,250
TOTAL COMMON STOCKS (Cost $62,509)		145,876
Preferred Stocks - 5.9%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 1.3%
Homebuilding/Real Estate - 1.3%
Equity Office Properties Trust Series B, 5.25%	44,300	$ 2,217,658
Glenborough Realty Trust, Inc. Series A, 7.75%	80,639	1,963,560
		4,181,218
Nonconvertible Preferred Stocks - 4.6%
Automotive - 0.3%
Capital Automotive 6.75%	44,000	946,000
Homebuilding/Real Estate - 4.0%
Annaly Mortgage Management, Inc. Series A, 7.875%	65,000	1,543,750
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	435,930
Series Q, 10.10%	13,300	349,657
Series R, 10.00%	10,500	277,200
Series T, 8.00%	103,000	2,492,600
Series U, 7.75%	16,000	373,440
Cousins Properties, Inc. Series A, 7.75%	28,000	685,160
First Industrial Realty Trust, Inc. (depositary shares) Series D, 7.95%	30,400	770,640
Mid-America Apartment Communities, Inc. Series H, 8.30%	103,000	2,612,080
Pennsylvania Real Estate Investment Trust 11.00%	17,200	1,019,100
PS Business Parks, Inc.:
(depositary shares) Series F, 8.75%	39,000	1,018,680
(depositary shares) Series H, 7.00%	27,600	634,800
RAIT Investment Trust Series A, 7.75%	39,200	954,520
		13,167,557
Hotels - 0.3%
Innkeepers USA Trust Series C, 8.00%	35,000	858,900
TOTAL NONCONVERTIBLE PREFERRED STOCKS		14,972,457
TOTAL PREFERRED STOCKS (Cost $18,029,421)		19,153,675
Preferred Securities - 1.7%
	Principal Amount
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 21.0442% 12/28/35 (d)(e)	$ 1,500,000	1,489,219
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 18.702% 6/28/38 (d)(e)	2,730,000	2,790,999
Crest G-Star Ltd. Series 2001-2A Class PS, 22.298% 2/25/32 (d)(e)	1,100,000	936,375
TOTAL PREFERRED SECURITIES (Cost $5,230,427)		5,216,593
Cash Equivalents - 1.1%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.99%, dated 5/28/04 due 6/1/04) (Cost $3,689,000)	$ 3,689,408	$ 3,689,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $303,208,366)	324,938,670
NET OTHER ASSETS - (0.2)%	(654,145)
NET ASSETS - 100%	$ 324,284,525
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $250,180,183 or 77.1% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,564 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fountain View, Inc.	8/19/03	$ 9
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	3.6%
BBB	6.9
BB	41.8
B	9.9
CCC,CC,C	0.2
D	0.0
Not Rated	30.8
Equities	5.9
Short-Term Investments and Net Other Assets	0.9
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Purchases and sales of securities, other than short-term securities, aggregated $56,795,047 and $37,222,574, respectively, of which long-term U.S. government and government agency obligations aggregated $0 and $168,177, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,122 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,689,000) (cost $303,208,366) - See accompanying schedule		$ 324,938,670
Cash		33,362
Foreign currency held at value (cost $35,898)		41,128
Receivable for investments sold		686,838
Dividends receivable		88,283
Interest receivable		2,233,930
Prepaid expenses		1,009
Total assets		328,023,220

Liabilities
Payable for investments purchased	$ 3,308,380
Distributions payable	136,460
Accrued management fee	193,965
Other affiliated payables	15,643
Other payables and accrued expenses	84,247
Total liabilities		3,738,695

Net Assets		$ 324,284,525
Net Assets consist of:
Paid in capital		$ 284,789,189
Undistributed net investment income		8,884,586
Accumulated undistributed net realized gain (loss) on investments		8,875,216
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,735,534
Net Assets, for 30,592,068 shares outstanding		$ 324,284,525
Net Asset Value, offering price and redemption price per share ($324,284,525 ÷ 30,592,068 shares)		$ 10.60

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 817,357
Interest		14,150,069
Total income		14,967,426

Expenses
Management fee	$ 1,128,295
Transfer agent fees	24,266
Accounting fees and expenses	68,108
Non-interested trustees' compensation	987
Custodian fees and expenses	10,060
Audit	43,058
Miscellaneous	365
Total expenses before reductions	1,275,139
Expense reductions	(10,243)	1,264,896
Net investment income (loss)		13,702,530
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,058,576
Change in net unrealized appreciation (depreciation) on: Investment securities	2,683,714
Assets and liabilities in foreign currencies	(2,037)
Total change in net unrealized appreciation (depreciation)		2,681,677
Net gain (loss)		4,740,253
Net increase (decrease) in net assets resulting from operations		$ 18,442,783

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003 A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,702,530	$ 30,483,187
Net realized gain (loss)	2,058,576	12,637,952
Change in net unrealized appreciation (depreciation)	2,681,677	4,911,027
Net increase (decrease) in net assets resulting from operations	18,442,783	48,032,166
Distributions to shareholders from net investment income	(14,234,280)	(28,731,649)
Distributions to shareholders from net realized gain	(14,011,629)	(2,636,297)
Total distributions	(28,245,909)	(31,367,946)
Share transactions Net proceeds from sales of shares	11,723,998	47,564,600
Reinvestment of distributions	25,737,299	27,182,054
Cost of shares redeemed	(11,789,245)	(185,360,000)
Net increase (decrease) in net assets resulting from share transactions	25,672,052	(110,613,346)
Total increase (decrease) in net assets	15,868,926	(93,949,126)

Net Assets
Beginning of period	308,415,599	402,364,725
End of period (including undistributed net investment income of $8,884,586 and undistributed net investment income of $9,416,336, respectively)	$ 324,284,525	$ 308,415,599
Other Information Shares
Sold	1,093,375	4,392,412
Issued in reinvestment of distributions	2,435,247	2,541,844
Redeemed	(1,082,103)	(17,203,491)
Net increase (decrease)	2,446,519	(10,269,235)

A Certain amounts have been reclassified. See Note 1 of Notes to Financial Statements.

Financial Highlights

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003 G	2002 G	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.47	$ 10.05	$ 9.59	$ 9.35	$ 9.76
Income from Investment Operations
Net investment income (loss) D	.469	.885	.937 F	.778	.907	.931
Net realized and unrealized gain (loss)	.173	.503	.409 F	.585	.297	(.100)
Total from investment operations	.642	1.388	1.346	1.363	1.204	.831
Distributions from net investment income	(.492)	(.828)	(.926)	(.903)	(.964)	(1.085)
Distributions from net realized gain	(.510)	(.070)	-	-	-	(.156)
Total distributions	(1.002)	(.898)	(.926)	(.903)	(.964)	(1.241)
Net asset value, end of period	$ 10.60	$ 10.96	$ 10.47	$ 10.05	$ 9.59	$ 9.35
Total Return B, C	6.21%	13.81%	14.05%	14.69%	13.58%	9.08%
Ratios to Average Net Assets E
Expenses before expense reductions	.82% A	.83%	.84%	.83%	.89%	.91%
Expenses net of voluntary waivers, if any	.82% A	.83%	.84%	.83%	.89%	.91%
Expenses net of all reductions	.81% A	.81%	.83%	.81%	.86%	.89%
Net investment income (loss)	8.82% A	8.25%	9.17% F	7.79%	9.67%	9.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 324,285	$ 308,416	$ 402,365	$ 314,308	$ 205,706	$ 106,619
Portfolio turnover rate	24% A	27%	32%	38%	53%	16%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. G As the result of a correction made in the calculation of accretion of discount for certain securities, an accounting policy first adopted in the year ended November 30, 2002, amounts previously reported for that year have been reclassified. This correction had no material effect on the results of operations for the year ended November 30, 2003. The impact for 2002 is a decrease in net investment income per share of $.055 and a corresponding increase in net realized and unrealized gain. The ratio of net investment income to average net assets decreased from previously reported 9.70% to 9.17%. The reclassification has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Real Estate High Income Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Reclassification of Financial Information. As the result of a correction made in the calculation of accretion of discount for certain securities, an accounting policy first adopted in the year ended November 30, 2002, amounts previously reported for that year have been reclassified. This correction had no material effect on the results of operations for the year ended November 30, 2003. The impact for 2002 is a decrease in net investment income per share of $.055 and a corresponding increase in net realized and unrealized gain. The ratio of net investment income to average net assets decreased from previously reported 9.70% to 9.17%. The effect of this correction resulted in a $3,649,328 decrease to the cost of securities held and a corresponding increase to net unrealized appreciation (depreciation) on investment securities and liabilities in foreign currencies as of May 31, 2004. The reclassification has no impact on total net assets or total return of the fund.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds and market discount.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 32,369,736	|
Unrealized depreciation	(13,883,947)
Net unrealized appreciation (depreciation)	$ 18,485,789
Cost for federal income tax purposes	$ 306,452,881

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $10,243.

7. Other Information.

At the end of the period, three otherwise unaffiliated shareholders were the owners of record of 69% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

REHI-USAN-0704
1.786816.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV: Fidelity Real Estate High Income Fund's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV: Fidelity Real Estate High Income Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 9, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 9, 2004